SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
SUPPLEMENTAL EXPENSE INFORMATION

16. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Research and development expenses	¥48,830	¥55,285	¥58,755
Advertising expenses	7,040	6,988	6,336
Shipping and handling cost included in selling, general and administrative expenses	24,643	24,050	23,454

Gains of ¥12,039 million on sales of property, plant and equipment, net, which was mainly comprised of a gain on sales of assets under “Others” for the segment reporting, was deducted from the selling, general and administrative expenses for the year ended March 31, 2016.